Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation And Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts
Schedule II – Valuation and Qualifying Accounts
LEUCADIA NATIONAL CORPORATION AND SUBSIDIARIES
For the years ended December 31, 2011, 2010 and 2009
(In thousands)

		Additions				Deductions
		Charged
	Balance at	to Costs							Balance
	Beginning	and				Write			at End
Description	of Period	Expenses	Recoveries	Other		Offs	Other		of Period

2011
Allowance for
doubtful accounts	$4,693	$658	$-	$-		$1,494	$-		$3,857

Deferred tax asset
valuation allowance	$109,181	$-	$-	$-		$-	$-		$109,181

2010
Allowance for
doubtful accounts	$3,971	$1,094	$2	$-		$374	$-		$4,693

Deferred tax asset
valuation allowance	$1,835,161	$-	$-	$-		$-	$1,725,980	(a)	$109,181

2009
Allowance for
doubtful accounts	$3,109	$1,623	$12	$-		$773	$-		$3,971

Deferred tax asset
valuation allowance	$2,307,281	$-	$-	$109,156	(b)	$-	$581,276	(c)	$1,835,161

(a)
During 2010, the Company's revised projections of future taxable income enabled it to conclude that it was more likely than not that it will have future taxable income sufficient to realize a significant portion of the Company's net deferred tax asset; accordingly, $1,157,111,000 of the deferred tax valuation allowance was reversed as a credit to income tax expense.

(b)	Represents the tax effect of losses during 2009, which were reserved for in the deferred tax asset valuation allowance.

(c)	Primarily represents the tax effect of the change in unrealized gains (losses) on investments.